Payden Limited Maturity Fund

Schedule of Investments
- January 31, 2026 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Asset Backed (28%
)
1,500,000 Allegany Park CLO Ltd. 2019-1A 144A , ( 3
mo. Term Secured Overnight Financing Rate +
1.100% ) , 4.77% , 1/20/35 (a) (b) $ 1,500
3,500,000 Ally Auto Receivables Trust 2025-1 , 4.03% ,
7/17/28 3,504
1,405,194 Ally Bank Auto Credit-Linked Notes 2024-A
144A , 5.68% , 5/17/32 (b) 1,430
3,390,780 Ally Bank Auto Credit-Linked Notes Series
2025-A 144A , 4.65% , 6/15/33 (b) 3,409
141,501 American Credit Acceptance Receivables Trust
2024-4 144A , 4.81% , 3/13/28 (b) 142
1,101,317 American Credit Acceptance Receivables Trust
2025-1 144A , 4.67% , 7/12/28 (b) 1,102
1,580,701 American Credit Acceptance Receivables Trust
2025-2 144A , 4.81% , 9/12/28 (b) 1,584
1,158,559 American Credit Acceptance Receivables Trust
2025-3 144A , 4.73% , 1/12/29 (b) 1,162
3,543,394 American Credit Acceptance Receivables Trust
2025-4 144A , 4.42% , 5/14/29 (b) 3,550
4,100,000 American Credit Acceptance Receivables Trust
2026-1 144A , 4.16% , 7/12/29 (b) 4,101
496,932 Americredit Automobile Receivables Trust 2023-
1 , 5.62% , 11/18/27 498
2,200,000 AmeriCredit Automobile Receivables Trust
2025-1 144A , 4.22% , 3/19/29 (b) 2,203
69,381 Apidos CLO XXXA 144A , ( 3 mo. Term Secured
Overnight Financing Rate + 1.080% ) , 4.75% ,
10/18/31 (a) (b) 69
3,572,668 Apidos CLO 2019-32A 144A , ( 3 mo. Term
Secured Overnight Financing Rate + 1.100% ) ,
4.77% , 1/20/33 (a) (b) 3,578
1,348,057 Arbor Realty Commercial Real Estate Notes
Ltd. 2022-FL1 144A , ( U.S. Secured Overnight
Financing Rate Index 30day Average + 1.450% ) ,
5.16% , 1/15/37 (a) (b) 1,351
51,192 ARI Fleet Lease Trust 2023-A 144A , 5.41% ,
2/17/32 (b) 51
1,060,824 ARI Fleet Lease Trust 2023-B 144A , 6.05% ,
7/15/32 (b) 1,069
3,113,996 ARI Fleet Lease Trust 2024-A 144A , 5.30% ,
11/15/32 (b) 3,132
1,864,607 ARI Fleet Lease Trust 2024-B 144A , 5.54% ,
4/15/33 (b) 1,878
4,064,803 ARI Fleet Lease Trust 2025-A 144A , 4.38% ,
1/17/34 (b) 4,079
1,000,000 ARI Fleet Lease Trust 2025-B 144A , 4.59% ,
3/15/34 (b) 1,007
4,700,000 ARI Fleet Lease Trust 2026-A 144A , 3.96% ,
11/15/34 (b) 4,706
1,298,785 AutoNation Finance Trust 2025-1A 144A ,
4.72% , 4/10/28 (b) 1,302
4,950,000 AutoNation Finance Trust 2026-1A 144A ,
3.95% , 1/11/29 (b) 4,955
3,600,000 Barings Equipment Finance LLC 2025-B 144A ,
4.02% , 2/13/29 (b) 3,608
2,500,000 Barings Equipment Finance LLC 2026-A 144A ,
3.89% , 4/13/29 (b) 2,510
5,000,000 Basswood Park CLO Ltd. 2021-1A 144A , ( 3
mo. Term Secured Overnight Financing Rate +
1.030% ) , 4.70% , 4/20/34 (a) (b) 5,007
Principal
or Shares Security Description
Value
(000)
4,990,887 Battalion CLO X Ltd. 2016-10A 144A , ( 3 mo.
Term Secured Overnight Financing Rate +
1.140% ) , 4.81% , 1/24/35 (a) (b) $ 4,994
563,984 BDS Ltd. 2021-FL10 144A , ( 1 mo. Term Secured
Overnight Financing Rate + 1.464% ) , 5.14% ,
12/16/36 (a) (b) 565
5,000,000 Beechwood Park CLO Ltd. 2019-1A 144A , ( 3
mo. Term Secured Overnight Financing Rate +
1.070% ) , 4.97% , 1/17/35 (a) (b) 5,002
609,160 BMW Vehicle Lease Trust 2024-2 , ( U.S. Secured
Overnight Financing Rate Index 30day Average
+ 0.420% ) , 4.12% , 1/25/27 (a) 609
1,295,476 BMW Vehicle Lease Trust 2025-1 , 4.43% ,
9/27/27 1,300
1,600,000 Bridgecrest Lending Auto Securitization Trust
2025-4 , 4.35% , 6/15/28 1,602
3,000,000 Bridgecrest Lending Auto Securitization Trust
2026-1 , 4.10% , 7/17/28 3,005
4,500,000 Bridgecrest Lending Auto Securitization Trust
2025-1 , 4.67% , 8/15/28 4,509
3,904,894 Bridgecrest Lending Auto Securitization Trust
2024-4 , 4.72% , 9/15/28 3,912
1,400,000 Bridgecrest Lending Auto Securitization Trust
2025-3 , 4.66% , 1/15/29 1,407
4,622,387 BSPRT Issuer Ltd. 2023-FL10 144A , ( 1 mo.
Term Secured Overnight Financing Rate +
2.259% ) , 5.94% , 9/15/35 (a) (b) 4,625
2,600,000 Capital One Prime Auto Receivables Trust 2025-
1 , 3.88% , 1/16/29 2,603
2,250,000 Carlyle U.S. CLO Ltd. 2020-2A 144A , ( 3 mo.
Term Secured Overnight Financing Rate +
1.080% ) , 4.75% , 1/25/35 (a) (b) 2,251
651,351 CarMax Auto Owner Trust 2022-4 , 5.34% ,
8/16/27 653
670,365 CarMax Auto Owner Trust 2024-3 , 5.21% ,
9/15/27 671
1,271,393 CarMax Auto Owner Trust 2024-4 , 4.67% ,
12/15/27 1,273
2,913,273 CarMax Auto Owner Trust 2025-2 , 4.59% ,
7/17/28 2,923
2,837,766 CarMax Auto Owner Trust 2025-3 , 4.42% ,
8/15/28 2,845
1,200,000 CarMax Auto Owner Trust 2025-4 , 3.95% ,
3/15/29 1,202
3,800,000 CarMax Auto Owner Trust 2026-1 , 3.87% ,
4/16/29 3,812
175,846 Carvana Auto Receivables Trust 2022-P3 ,
4.61% , 11/10/27 176
663,049 Carvana Auto Receivables Trust 2024-P4 ,
4.62% , 2/10/28 663
744,262 Carvana Auto Receivables Trust 2025-P1 ,
4.50% , 6/12/28 745
1,138,319 Carvana Auto Receivables Trust 2025-P2 ,
4.56% , 8/10/28 1,140
678,549 CCG Receivables Trust 2023-1 144A , 5.82% ,
9/16/30 (b) 681
1,492,281 CCG Receivables Trust 2024-1 144A , 4.99% ,
3/15/32 (b) 1,506
2,631,883 CCG Receivables Trust 2025-1 144A , 4.48% ,
10/14/32 (b) 2,647
2,100,000 CCG Receivables Trust 2025-2 144A , 4.14% ,
8/15/34 (b) 2,106

Payden Mutual Funds
Payden Limited Maturity Fund
continued
Principal
or Shares Security Description
Value
(000)
22,438 Chase Auto Owner Trust 2024-4A 144A , 5.25% ,
9/27/27 (b) $ 22
411,376 Chase Auto Owner Trust 2024-5A 144A , 4.40% ,
11/26/27 (b) 412
2,937,339 Chase Auto Owner Trust 2025-1A 144A , 4.40% ,
7/25/28 (b) 2,946
1,738,319 Chesapeake Funding II LLC 2024-1A 144A ,
( U.S. Secured Overnight Financing Rate Index
30day Average + 0.770% ) , 4.48% , 5/15/36 (a) (b) 1,741
1,700,000 CNH Equipment Trust 2025-B , 4.37% ,
11/15/28 1,706
5,277,431 COOPR Residential Mortgage Trust 2025-CES4
144A , 5.04% , 11/25/60 (b) 5,309
3,900,000 Dell Equipment Finance Trust 2025-1 144A ,
4.68% , 7/22/27 (b) 3,913
5,300,000 Dell Equipment Finance Trust 2025-2 144A ,
4.10% , 2/22/28 (b) 5,316
3,983,199 Dell Equipment Finance Trust 2024-1 144A ,
5.39% , 3/22/30 (b) 4,012
4,584,490 Dell Equipment Finance Trust 2024-2 144A ,
4.69% , 8/22/30 (b) 4,593
4,300,000 Diamond Infrastructure Funding LLC 2021-1A
144A , 1.76% , 4/15/49 (b) 4,189
2,100,000 DLLAD LLC 2025-1A 144A , 4.46% ,
11/20/28 (b) 2,113
5,000,000 DLLMT LLC 2026-1A 144A , 4.03% ,
7/20/28 (b) 5,009
811,129 DLLST LLC 2024-1A 144A , 5.05% , 8/20/27 (b) 815
5,298,297 Drive Auto Receivables Trust 2025-2 , 4.29% ,
10/16/28 5,302
2,382,289 Drive Auto Receivables Trust 2021-3 144A ,
1.94% , 6/15/29 (b) 2,362
2,000,000 Drive Auto Receivables Trust 2025-1 , 4.73% ,
9/15/32 2,010
1,715,022 Dryden Senior Loan Fund 2015-40A 144A , ( 3
mo. Term Secured Overnight Financing Rate +
1.150% ) , 5.00% , 8/15/31 (a) (b) 1,716
1,251,610 Enterprise Fleet Financing LLC 2024-2 144A ,
5.74% , 12/20/26 (b) 1,255
1,542,071 Enterprise Fleet Financing LLC 2024-3 144A ,
5.31% , 4/20/27 (b) 1,547
2,976,742 Enterprise Fleet Financing LLC 2024-4 144A ,
4.69% , 7/20/27 (b) 2,987
4,065,933 Enterprise Fleet Financing LLC 2025-1 144A ,
4.65% , 10/20/27 (b) 4,082
2,200,000 Enterprise Fleet Financing LLC 2025-3 144A ,
4.50% , 4/20/28 (b) 2,212
3,200,000 Enterprise Fleet Financing LLC 2025-4 144A ,
4.05% , 8/20/28 (b) 3,207
5,000,000 Enterprise Fleet Financing LLC 2026-1 144A ,
4.00% , 10/20/28 (b) 5,021
4,435,777 Enterprise Fleet Financing LLC 2024-1 144A ,
5.23% , 3/20/30 (b) 4,468
3,600,000 Exeter Automobile Receivables Trust 2026-1A ,
4.08% , 9/15/28 3,607
2,100,000 Exeter Automobile Receivables Trust 2025-3A ,
4.78% , 7/16/29 2,116
2,000,000 Exeter Automobile Receivables Trust 2025-5A ,
4.24% , 11/15/29 2,009
816,667 Exeter Automobile Receivables Trust 2024-4A ,
5.28% , 8/15/30 817
2,447,887 Exeter Select Automobile Receivables Trust
2025-1 , 4.83% , 10/16/28 2,455
Principal
or Shares Security Description
Value
(000)
3,200,000 Exeter Select Automobile Receivables Trust
2025-3 , 4.24% , 5/15/29 $ 3,204
1,847,478 Exeter Select Automobile Receivables Trust
2025-2 , 4.54% , 6/15/29 1,854
5,000,000 Flatiron RR CLO LLC 2021-2A 144A , ( 3 mo.
Term Secured Overnight Financing Rate +
0.910% ) , 4.58% , 10/15/34 (a) (b) 4,982
6,076,719 Ford Auto Securitization Trust II Series Asset-
Backed Notes 2025-BA 144A , 2.71% , 12/15/27
CAD (b) (c) 4,464
34,305 Ford Credit Auto Lease Trust 2024-B , 5.18% ,
2/15/27 34
2,433,467 Ford Credit Auto Lease Trust 2025-A , 4.57% ,
8/15/27 2,438
5,000,000 Ford Credit Auto Lease Trust 2024-B , 4.99% ,
12/15/27 5,024
4,945,413 Ford Credit Auto Lease Trust 2025-B , 4.37% ,
3/15/28 4,958
3,141,841 Ford Credit Auto Owner Trust 2025-A , 4.47% ,
12/15/27 3,150
1,721,770 Ford Credit Auto Owner Trust 2023-A , 4.65% ,
2/15/28 1,727
1,969,020 FS RIALTO 2021-FL2 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 1.334% ) ,
5.01% , 5/16/38 (a) (b) 1,972
2,644,000 Galaxy XXII CLO Ltd. 2016-22A 144A , ( 3
mo. Term Secured Overnight Financing Rate +
1.020% ) , 0.00% , 4/16/34 (a) (b) (d) 2,644
1,586,080 GLS Auto Receivables Issuer Trust 2025-1A
144A , 4.68% , 12/15/27 (b) 1,588
2,625,604 GLS Auto Receivables Issuer Trust 2025-2A
144A , 4.75% , 3/15/28 (b) 2,631
4,900,000 GLS Auto Receivables Issuer Trust 2025-1A
144A , 4.77% , 9/15/28 (b) 4,918
1,600,000 GLS Auto Receivables Issuer Trust 2025-3A
144A , 4.44% , 3/15/29 (b) 1,607
5,300,000 GLS Auto Receivables Issuer Trust 2025-4A
144A , 4.29% , 7/16/29 (b) 5,321
5,200,000 GLS Auto Select Receivables Issuer Trust 2026-
1A 144A , 4.05% , 2/17/32 (b) 5,205
498,152 GM Financial Automobile Leasing Trust 2024-3 ,
( U.S. Secured Overnight Financing Rate Index
30day Average + 0.470% ) , 4.17% , 1/20/27 (a) 498
957,985 GM Financial Automobile Leasing Trust 2024-3 ,
4.29% , 1/20/27 958
3,900,000 GM Financial Automobile Leasing Trust 2025-3 ,
4.19% , 10/20/27 3,909
576,143 GM Financial Consumer Automobile Receivables
Trust 2024-4 , 4.53% , 10/18/27 577
1,614,270 GM Financial Consumer Automobile Receivables
Trust 2023-1 , 4.66% , 2/16/28 1,619
5,100,000 GM Financial Consumer Automobile Receivables
Trust 2026-1 , 3.77% , 3/16/29 5,103
855,927 GMF Canada Leasing Trust 2025-1A 144A ,
3.12% , 10/20/26 CAD (b) (c) 629
4,900,000 GMF Floorplan Owner Revolving Trust 2024-
4A 144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 0.550% ) , 4.26% ,
11/15/29 (a) (b) 4,907
3,700,000 GMF Floorplan Owner Revolving Trust Series
2025-1A 144A , 4.59% , 3/15/29 (b) 3,732

Principal
or Shares Security Description
Value
(000)
3,200,000 Goldentree Loan Management U.S. CLO
Ltd. 2020-8A 144A , ( 3 mo. Term Secured
Overnight Financing Rate + 1.150% ) , 4.82% ,
10/20/34 (a) (b) $ 3,204
3,000,000 Golub Capital Partners CLO 53B Ltd. 2021-53A
144A , ( 3 mo. Term Secured Overnight Financing
Rate + 0.980% ) , 4.65% , 7/20/34 (a) (b) 3,000
768,284 GreatAmerica Leasing Receivables Funding LLC
2022-1 144A , 5.08% , 9/15/26 (b) 769
1,766,270 GreatAmerica Leasing Receivables Funding LLC
2025-1 144A , 4.52% , 10/15/27 (b) 1,772
4,500,000 GreatAmerica Leasing Receivables Funding LLC
2025-2 144A , 4.22% , 5/15/28 (b) 4,521
1,449,491 Highbridge Loan Management Ltd. 5A-2015
144A , ( 3 mo. Term Secured Overnight Financing
Rate + 1.300% ) , 4.97% , 10/15/30 (a) (b) 1,449
4,361,974 Honda Auto Receivables Owner Trust 2025-2 ,
4.30% , 1/18/28 4,371
4,600,000 Honda Auto Receivables Owner Trust 2025-3 ,
4.19% , 3/21/28 4,610
4,575,000 Hotwire Funding LLC 2021-1 144A , 2.31% ,
11/20/51 (b) 4,497
1,200,000 HPEFS Equipment Trust 2025-1A 144A ,
4.49% , 9/20/32 (b) 1,205
1,400,000 HPEFS Equipment Trust 2025-2A 144A ,
4.07% , 11/22/32 (b) 1,403
316,682 Hyundai Auto Lease Securitization Trust 2023-C
144A , 5.80% , 12/15/26 (b) 317
1,376,315 Hyundai Auto Lease Securitization Trust 2024-
C 144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 0.500% ) , 4.21% ,
3/15/27 (a) (b) 1,377
2,467,602 Hyundai Auto Lease Securitization Trust 2024-A
144A , 5.02% , 3/15/27 (b) 2,472
2,824,787 Hyundai Auto Lease Securitization Trust 2025-B
144A , 4.58% , 9/15/27 (b) 2,836
4,236,245 Hyundai Auto Lease Securitization Trust 2025-C
144A , 4.37% , 1/18/28 (b) 4,251
5,000,000 Hyundai Auto Lease Securitization Trust 2026-A
144A , 3.85% , 5/15/28 (b) 5,004
316,885 Hyundai Auto Receivables Trust 2022-A ,
2.35% , 4/17/28 317
4,840,232 Hyundai Auto Receivables Trust 2025-B , 4.45% ,
8/15/28 4,855
5,000,000 Invesco CLO Ltd. 2021-2A 144A , ( 3 mo. Term
Secured Overnight Financing Rate + 1.100% ) ,
4.77% , 7/15/34 (a) (b) 5,001
957,546 John Deere Owner Trust 2024-C , ( U.S. Secured
Overnight Financing Rate Index 30day Average
+ 0.430% ) , 4.14% , 8/16/27 (a) 958
5,500,000 KKR CLO Ltd. 34A 144A , ( 3 mo. Term Secured
Overnight Financing Rate + 1.100% ) , 4.77% ,
7/15/34 (a) (b) 5,502
3,883,841 KKR CLO Ltd. 18 144A , ( 3 mo. Term Secured
Overnight Financing Rate + 1.050% ) , 4.72% ,
10/18/35 (a) (b) 3,891
1,862,630 KREF Ltd. 2021-FL2 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 1.184% ) ,
4.86% , 2/15/39 (a) (b) 1,864
1,538,592 Kubota Credit Owner Trust 2023-1A 144A ,
5.02% , 6/15/27 (b) 1,544
2,200,000 Kubota Credit Owner Trust 2025-2A 144A ,
4.48% , 4/17/28 (b) 2,212
Principal
or Shares Security Description
Value
(000)
1,894,222 LAD Auto Receivables Trust 2025-2A 144A ,
4.30% , 7/17/28 (b) $ 1,897
1,700,000 LCM Ltd. 31A 144A , ( 3 mo. Term Secured
Overnight Financing Rate + 1.280% ) , 4.95% ,
7/20/34 (a) (b) 1,702
4,100,000 M&T Equipment Notes 2025-1A 144A , 4.70% ,
12/16/27 (b) 4,121
5,900,000 Madison Park Funding LII Ltd. 2021-52A 144A ,
( 3 mo. Term Secured Overnight Financing Rate
+ 1.100% ) , 4.77% , 1/22/35 (a) (b) 5,900
3,750,000 Madison Park Funding XLIX Ltd. 2021-49A
144A , ( 3 mo. Term Secured Overnight Financing
Rate + 1.050% ) , 4.72% , 10/19/34 (a) (b) 3,746
104,547 Mercedes-Benz Auto Lease Trust 2024-B , ( U.S.
Secured Overnight Financing Rate Index 30day
Average + 0.440% ) , 4.15% , 12/15/26 (a) 105
5,850,000 Mercedes-Benz Auto Lease Trust 2026-A , 3.83% ,
7/17/28 5,855
526,926 Mercedes-Benz Auto Receivables Trust 2023-1 ,
4.51% , 11/15/27 528
867,868 MMAF Equipment Finance LLC 2024-A 144A ,
5.20% , 9/13/27 (b) 870
150,104 MMAF Equipment Finance LLC 2022-A 144A ,
3.20% , 1/13/28 (b) 150
2,500,000 Neuberger Berman Loan Advisers CLO
Ltd. 2021-41A 144A , ( 3 mo. Term Secured
Overnight Financing Rate + 1.050% ) , 4.72% ,
4/15/34 (a) (b) 2,500
5,000,000 Neuberger Berman Loan Advisers CLO
Ltd. 2021-42A 144A , ( 3 mo. Term Secured
Overnight Financing Rate + 0.950% ) , 4.62% ,
7/16/36 (a) (b) 5,002
4,900,000 Nissan Auto Lease Trust 2025-B , 4.44% ,
3/15/28 4,921
4,500,000 Nissan Master Owner Trust Receivables 2024-
A 144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 0.670% ) , 4.38% ,
2/15/28 (a) (b) 4,501
5,050,000 Octagon Ltd. 2021-1A 144A , ( 3 mo. Term
Secured Overnight Financing Rate + 1.070% ) ,
4.74% , 10/15/34 (a) (b) 5,057
5,115,000 OneMain Direct Auto Receivables Trust 2023-
1A 144A , 5.41% , 11/14/29 (b) 5,157
5,000,000 Palmer Square Loan Funding 2024-3 Ltd. , ( 3
mo. Term Secured Overnight Financing Rate +
0.820% ) , 8/08/32 (b) 5,000
3,345,142 Palmer Square Loan Funding Ltd. 2024-3A
144A , ( 3 mo. Term Secured Overnight Financing
Rate + 1.080% ) , 4.94% , 8/08/32 (a) (b) 3,345
865,395 Palmer Square Loan Funding Ltd. 2025-1A
144A , ( 3 mo. Term Secured Overnight Financing
Rate + 0.800% ) , 4.65% , 2/15/33 (a) (b) 864
2,700,000 PFS Financing Corp. 2025-C 144A , ( U.S.
Secured Overnight Financing Rate Index 30day
Average + 0.950% ) , 4.66% , 4/15/29 (a) (b) 2,710
5,000,000 PFS Financing Corp. 2025-E 144A , ( U.S.
Secured Overnight Financing Rate Index 30day
Average + 0.700% ) , 4.41% , 7/15/29 (a) (b) 5,007
130,492 Porsche Innovative Lease Owner Trust 2024-
2A 144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 0.440% ) , 4.14% ,
12/21/26 (a) (b) 130

Payden Mutual Funds
Payden Limited Maturity Fund
continued
Principal
or Shares Security Description
Value
(000)
2,001,475 Porsche Innovative Lease Owner Trust 2025-1A
144A , 4.60% , 12/20/27 (b) $ 2,008
2,557,799 RCKT Mortgage Trust 2024-CES2 144A ,
6.14% , 4/25/44 (b) (e) 2,589
1,828,565 RCKT Mortgage Trust 2024-CES9 144A ,
5.58% , 12/25/44 (b) 1,850
3,361,265 RCKT Mortgage Trust 2025-CES1 144A ,
5.65% , 1/25/45 (b) 3,404
3,193,712 RCKT Mortgage Trust 2025-CES3 144A ,
5.55% , 3/25/55 (b) 3,234
2,856,905 RCKT Mortgage Trust 2025-CES5 144A ,
5.69% , 5/25/55 (b) 2,900
3,771,793 RCKT Mortgage Trust 2025-CES6 144A ,
5.47% , 6/25/55 (b) 3,817
4,506,426 RCKT Mortgage Trust 2025-CES7 144A ,
5.38% , 7/25/55 (b) 4,556
4,609,960 RCKT Mortgage Trust 2025-CES8 144A ,
5.15% , 8/25/55 (b) (e) 4,648
5,023,517 RCKT Mortgage Trust 2025-CES9 144A ,
4.80% , 9/25/55 (b) 5,031
5,057,831 RCKT Mortgage Trust 2025-CES10 144A ,
4.89% , 11/25/55 (b) 5,077
4,302,521 RCKT Mortgage Trust 2025-CES11 144A ,
4.97% , 11/25/55 (b) 4,321
3,188,773 Santander Drive Auto Receivables Trust 2024-5 ,
4.62% , 11/15/28 3,194
4,300,000 Santander Drive Auto Receivables Trust 2025-4 ,
4.28% , 1/15/29 4,309
1,124,206 SBNA Auto Lease Trust 2025-A 144A , 4.68% ,
4/20/27 (b) 1,125
385,292 SBNA Auto Lease Trust 2023-A 144A , 6.51% ,
4/20/27 (b) 386
1,267,248 SFS Auto Receivables Securitization Trust 2025-
1A 144A , 4.65% , 5/22/28 (b) 1,269
620,365 SFS Auto Receivables Securitization Trust 2024-
3A 144A , 4.71% , 5/22/28 (b) 621
1,288,758 SFS Auto Receivables Securitization Trust 2025-
2A 144A , 4.52% , 11/20/28 (b) 1,292
2,500,000 SFS Auto Receivables Securitization Trust 2025-
3A 144A , 4.11% , 3/20/29 (b) 2,504
3,020,458 SoFi Consumer Loan Program Trust 2025-1
144A , 4.80% , 2/27/34 (b) 3,037
1,377,007 SoFi Consumer Loan Program Trust 2025-2
144A , 4.82% , 6/25/34 (b) 1,385
2,701,304 SoFi Consumer Loan Program Trust 2025-3
144A , 4.47% , 8/15/34 (b) 2,710
3,018,795 SoFi Consumer Loan Program Trust 2025-4
144A , 4.24% , 8/25/35 (b) 3,025
5,800,000 SoFi Consumer Loan Program Trust 2026-1
144A , 4.06% , 12/26/35 (b) 5,808
1,094,000 Stack Infrastructure Issuer LLC 2021-1A 144A ,
1.88% , 3/26/46 (b) 1,089
2,275,771 Stellantis Financial Underwritten Enhanced Lease
Trust 2025-AA 144A , 4.63% , 7/20/27 (b) 2,285
1,300,000 Stellantis Financial Underwritten Enhanced Lease
Trust 2025-CA 144A , 4.06% , 6/20/28 (b) 1,304
3,024,064 Symphony CLO XX Ltd. 2018-20A 144A , ( 3
mo. Term Secured Overnight Financing Rate +
1.100% ) , 4.77% , 1/16/32 (a) (b) 3,029
195,329 Tesla Auto Lease Trust 2024-B 144A , 4.79% ,
1/20/27 (b) 195
3,068,720 Tesla Lease Electric Vehicle Securitization LLC
2025-A 144A , 4.14% , 6/20/28 (b) 3,077
Principal
or Shares Security Description
Value
(000)
2,700,000 Towd Point Mortgage Trust 2026-CES1 144A ,
4.96% , 12/25/65 (b) $ 2,704
5,000,000 Toyota Auto Receivables Owner Trust 2026-A ,
3.80% , 12/15/28 5,003
1,334,915 Toyota Lease Owner Trust 2024-A 144A , 5.25% ,
4/20/27 (b) 1,339
1,761,613 Toyota Lease Owner Trust 2025-A 144A , 4.58% ,
7/20/27 (b) 1,765
2,200,000 Toyota Lease Owner Trust 2025-B 144A , 3.91% ,
5/22/28 (b) 2,204
1,311,246 USB Auto Owner Trust 2025-1A 144A , 4.51% ,
6/15/28 (b) 1,314
2,026,446 VERDE CLO Ltd. 2019-1A 144A , ( 3 mo. Term
Secured Overnight Financing Rate + 1.110% ) ,
4.78% , 4/15/32 (a) (b) 2,027
4,100,000 Verizon Master Trust 2025-3 , 4.51% , 3/20/30 4,134
4,500,000 Volkswagen Auto Lease Trust 2025-B , 3.97% ,
4/20/28 4,506
2,668,397 Volkswagen Auto Loan Enhanced Trust 2025-1 ,
4.51% , 1/20/28 2,675
971,865 Volvo Financial Equipment LLC Series 2025-1A
144A , 4.41% , 11/15/27 (b) 974
1,221,962 Voya CLO Ltd. 2015-3A 144A , ( 3 mo. Term
Secured Overnight Financing Rate + 0.960% ) ,
4.63% , 10/20/31 (a) (b) 1,222
152,958 Westlake Automobile Receivables Trust 2024-
1A 144A , 5.44% , 5/17/27 (b) 153
114,815 Westlake Automobile Receivables Trust 2024-
2A 144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 0.660% ) , 4.37% ,
8/16/27 (a) (b) 115
604,948 Westlake Automobile Receivables Trust 2024-
3A 144A , 4.82% , 9/15/27 (b) 606
2,509,269 Westlake Automobile Receivables Trust 2025-
1A 144A , 4.66% , 1/18/28 (b) 2,514
1,087,686 Westlake Automobile Receivables Trust 2025-P1
144A , 4.65% , 2/15/28 (b) 1,091
3,160,000 Westlake Automobile Receivables Trust 2024-
2A 144A , 5.56% , 2/15/28 (b) 3,172
5,400,000 Westlake Automobile Receivables Trust 2024-
3A 144A , 4.71% , 4/17/28 (b) 5,416
2,500,000 Westlake Automobile Receivables Trust 2025-
2A 144A , 4.66% , 9/15/28 (b) 2,507
5,000,000 Westlake Automobile Receivables Trust 2025-
3A 144A , 4.22% , 6/15/29 (b) 5,018
5,200,000 Westlake Automobile Receivables Trust 2026-
1A 144A , 4.01% , 7/16/29 (b) 5,209
4,953,436 Wheels Fleet Lease Funding LLC 2025-1A 144A ,
4.57% , 1/18/40 (b) 5,001
4,500,000 World Omni Auto Receivables Trust 2025-C ,
4.19% , 10/16/28 4,507
Total Asset Backed (Cost - $581,265)
583,361
Corporate Bond (37%
)
Financial  (24%)
9,500,000 ABN AMRO Bank NV 144A , ( Secured
Overnight Financing Rate + 1.780% ) , 5.48% ,
9/18/27 (a) (b) 9,579
4,900,000 ABN AMRO Bank NV 144A , ( 1 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
0.780% ) , 4.99% , 12/03/28 (a) (b) 4,983
7,430,000 AerCap Ireland Capital DAC/AerCap Global
Aviation Trust , 4.88% , 4/01/28 7,552

Principal
or Shares Security Description
Value
(000)
8,435,000 American Express Co. , ( Secured Overnight
Financing Rate + 0.970% ) , 4.66% , 7/28/27 (a) $ 8,459
4,730,000 American Express Co. , ( U.S. Secured Overnight
Financing Rate + 0.930% ) , 4.62% , 7/26/28 (a) 4,754
5,320,000 American Express Co. , ( U.S. Secured Overnight
Financing Rate + 1.260% ) , 4.95% , 4/25/29 (a) 5,389
7,110,000 American Express Co. , ( U.S. Secured Overnight
Financing Rate + 0.810% ) , 4.50% , 7/20/29 (a) 7,136
4,820,000 Aon North America Inc. , 5.13% , 3/01/27 4,880
8,660,000 Ares Strategic Income Fund 144A , 5.45% ,
9/09/28 (b) 8,733
1,930,000 Arthur J Gallagher & Co. , 4.60% , 12/15/27 1,953
8,360,000 Athene Global Funding 144A , 4.95% ,
1/07/27 (b) 8,431
2,170,000 Aviation Capital Group LLC 144A , 4.75% ,
4/14/27 (b) 2,183
2,395,000 Aviation Capital Group LLC 144A , 4.25% ,
4/30/29 (b) 2,387
10,000,000 Banco Santander SA , ( U.S. Secured Overnight
Financing Rate + 1.120% ) , 4.81% , 7/15/28 (a) 10,060
9,480,000 Bank of America Corp. , ( U.S. Secured Overnight
Financing Rate + 0.830% ) , 4.98% , 1/24/29 (a) 9,657
9,980,000 Bank of America Corp. , ( U.S. Secured Overnight
Financing Rate + 1.110% ) , 4.91% , 5/09/29 (a) 10,074
6,895,000 Bank of Montreal , ( Secured Overnight Financing
Rate + 0.670% ) , 5.00% , 1/27/29 (a) 7,026
4,965,000 Bank of New York Mellon Corp. , ( U.S. Secured
Overnight Financing Rate + 0.680% ) , 4.44% ,
6/09/28 (a) 5,003
9,760,000 Bank of Nova Scotia , ( U.S. Secured Overnight
Financing Rate + 1.000% ) , 4.72% , 9/08/28 (a) 9,813
10,650,000 Bank of Nova Scotia , ( U.S. Secured Overnight
Financing Rate + 0.760% ) , 4.04% , 9/15/28 (a) 10,659
4,510,000 Banque Federative du Credit Mutuel SA 144A ,
( Secured Overnight Financing Rate + 1.400% ) ,
5.09% , 7/13/26 (a) (b) 4,533
4,270,000 Banque Federative du Credit Mutuel SA 144A ,
5.09% , 1/23/27 (b) 4,321
10,065,000 Barclays PLC , ( U.S. Secured Overnight Financing
Rate + 1.080% ) , 4.89% , 11/11/29 (a) (f) 10,123
7,485,000 Blackstone Secured Lending Fund , 2.13% ,
2/15/27 (f) 7,310
2,660,000 Blackstone Secured Lending Fund , 5.88% ,
11/15/27 2,714
4,150,000 Brandywine Operating Partnership LP , 6.13% ,
1/15/31 (f) 4,025
2,365,000 Brown & Brown Inc. , 4.60% , 12/23/26 2,379
6,340,000 CaixaBank SA 144A , ( U.S. Secured Overnight
Financing Rate + 1.140% ) , 4.63% ,
7/03/29 (a) (b) 6,408
9,430,000 Canadian Imperial Bank of Commerce , ( U.S.
Secured Overnight Financing Rate + 0.720% ) ,
4.86% , 1/13/28 (a) 9,508
4,240,000 Canadian Imperial Bank of Commerce , ( Secured
Overnight Financing Rate + 0.790% ) , 4.28% ,
1/29/30 (a) 4,252
3,010,000 CCO Holdings LLC/CCO Holdings Capital
Corp. 144A , 5.13% , 5/01/27 (b) 3,013
9,755,000 Citibank N.A. , ( U.S. Secured Overnight
Financing Rate + 0.712% ) , 4.88% , 11/19/27 (a) 9,825
10,370,000 Citigroup Inc. , ( U.S. Secured Overnight
Financing Rate + 1.143% ) , 4.64% , 5/07/28 (a) 10,451
3,930,000 Citigroup Inc. , ( U.S. Secured Overnight
Financing Rate + 1.171% ) , 4.87% , 9/11/31 (a) (f) 3,988
Principal
or Shares Security Description
Value
(000)
2,750,000 Citizens Bank N.A. , ( U.S. Secured Overnight
Financing Rate + 0.700% ) , 4.19% , 1/29/29 (a) $ 2,755
2,090,000 Corebridge Global Funding 144A , 4.90% ,
1/07/28 (b) (f) 2,125
7,990,000 Credit Agricole SA 144A , ( U.S. Secured
Overnight Financing Rate + 1.290% ) , 4.99% ,
7/05/26 (a) (b) 8,025
3,965,000 Danske Bank A/S 144A , ( 1 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
0.950% ) , 5.43% , 3/01/28 (a) (b) 4,023
2,180,000 Equitable America Global Funding 144A ,
3.95% , 9/15/27 (b) 2,178
855,000 Freedom Mortgage Holdings LLC 144A , 9.25% ,
2/01/29 (b) 896
2,000,000 GGAM Finance Ltd. 144A , 8.00% , 2/15/27 (b) 2,035
8,620,000 Goldman Sachs Bank USA , ( U.S. Secured
Overnight Financing Rate + 0.777% ) , 5.28% ,
3/18/27 (a) 8,633
6,950,000 Goldman Sachs Bank USA , ( U.S. Secured
Overnight Financing Rate + 0.750% ) , 4.52% ,
5/21/27 (a) 6,959
5,320,000 Goldman Sachs Group Inc. , ( U.S. Secured
Overnight Financing Rate + 1.319% ) , 4.94% ,
4/23/28 (a) 5,378
6,660,000 Goldman Sachs Group Inc. , ( U.S. Secured
Overnight Financing Rate + 0.710% ) , 4.15% ,
1/21/29 (a) 6,666
4,475,000 Goldman Sachs Private Credit Corp. 144A ,
5.38% , 1/31/29 (b) 4,482
1,340,000 Host Hotels & Resorts LP , 4.25% , 12/15/28 1,343
8,330,000 HPS Corporate Lending Fund 144A , 5.30% ,
6/05/27 (b) 8,377
4,670,000 Huntington National Bank , ( U.S. Secured
Overnight Financing Rate + 0.720% ) , 4.87% ,
4/12/28 (a) 4,711
3,150,000 Intercontinental Exchange Inc. , 3.95% , 12/01/28 3,153
9,615,000 Jefferies Financial Group Inc. , 4.75% , 8/11/26 9,615
2,000,000 Jefferson Capital Holdings LLC 144A , 6.00% ,
8/15/26 (b) 1,998
4,100,000 JPMorgan Chase & Co. , ( U.S. Secured Overnight
Financing Rate + 1.190% ) , 5.04% , 1/23/28 (a) 4,142
4,865,000 JPMorgan Chase & Co. , ( U.S. Secured Overnight
Financing Rate + 0.930% ) , 5.57% , 4/22/28 (a) 4,958
5,460,000 JPMorgan Chase & Co. , ( U.S. Secured Overnight
Financing Rate + 0.930% ) , 4.62% , 7/22/28 (a) 5,492
3,900,000 JPMorgan Chase & Co. , ( U.S. Secured Overnight
Financing Rate + 0.860% ) , 4.51% , 10/22/28 (a) 3,937
1,325,000 Lincoln Financial Global Funding 144A , 4.20% ,
1/12/29 (b) 1,324
3,065,000 M&T Bank Corp. , ( U.S. Secured Overnight
Financing Rate + 0.930% ) , 4.83% , 1/16/29 (a) 3,115
2,250,000 Macquarie Bank Ltd. 144A , ( U.S. Secured
Overnight Financing Rate + 1.200% ) , 4.91% ,
12/07/26 (a) (b) 2,267
3,620,000 Macquarie Bank Ltd. 144A , ( U.S. Secured
Overnight Financing Rate + 0.920% ) , 4.60% ,
7/02/27 (a) (b) 3,647
4,000,000 Main Street Capital Corp. , 5.40% , 8/15/28 4,026
2,645,000 Manufacturers & Traders Trust Co. , ( U.S. Secured
Overnight Financing Rate + 0.950% ) , 4.76% ,
7/06/28 (a) 2,670
1,430,000 Met Tower Global Funding 144A , 4.00% ,
1/14/29 (b) 1,428

Payden Mutual Funds
Payden Limited Maturity Fund
continued
Principal
or Shares Security Description
Value
(000)
9,660,000 Morgan Stanley , ( U.S. Secured Overnight
Financing Rate + 1.020% ) , 4.71% , 4/13/28 (a) $ 9,713
6,375,000 Morgan Stanley , ( U.S. Secured Overnight
Financing Rate + 0.800% ) , 4.24% , 1/09/30 (a) 6,388
3,350,000 Morgan Stanley Bank N.A. , ( U.S. Secured
Overnight Financing Rate + 0.940% ) , 4.63% ,
7/14/28 (a) 3,374
5,880,000 Morgan Stanley Private Bank N.A. , ( U.S. Secured
Overnight Financing Rate + 0.770% ) , 4.46% ,
7/06/28 (a) 5,899
3,575,000 Morgan Stanley Private Bank N.A. , ( U.S. Secured
Overnight Financing Rate + 0.770% ) , 4.47% ,
7/06/28 (a) 3,598
5,705,000 National Bank of Canada , ( Secured Overnight
Financing Rate + 1.030% ) , 4.73% , 7/02/27 (a) 5,718
6,315,000 National Bank of Canada , ( Secured Overnight
Financing Rate + 0.760% ) , 4.17% , 1/20/29 (a) 6,331
2,000,000 Navient Corp. , 5.00% , 3/15/27 1,988
7,485,000 PNC Bank N.A. , ( U.S. Secured Overnight
Financing Rate + 0.630% ) , 4.54% , 5/13/27 (a) 7,495
2,865,000 PNC Bank N.A. , ( U.S. Secured Overnight
Financing Rate + 0.727% ) , 4.43% , 7/21/28 (a) 2,885
4,855,000 PNC Financial Services Group Inc. , ( Secured
Overnight Financing Rate + 1.730% ) , 6.62% ,
10/20/27 (a) 4,945
1,895,000 PNC Financial Services Group Inc. , ( U.S. Secured
Overnight Financing Rate + 1.342% ) , 5.30% ,
1/21/28 (a) 1,919
1,815,000 Principal Life Global Funding II 144A , 5.00% ,
1/16/27 (b) 1,834
2,465,000 Protective Life Global Funding 144A , 4.99% ,
1/12/27 (b) (f) 2,494
1,885,000 Rocket Mortgage LLC/Rocket Mortgage Co.-
Issuer Inc. 144A , 2.88% , 10/15/26 (b) 1,860
10,065,000 Royal Bank of Canada , ( Secured Overnight
Financing Rate + 0.880% ) , 4.70% , 8/06/29 (a) (f) 10,100
1,545,000 Santander Holdings USA Inc. , ( U.S. Secured
Overnight Financing Rate + 1.232% ) , 6.12% ,
5/31/27 (a) 1,554
7,470,000 Santander Holdings USA Inc. , ( U.S. Secured
Overnight Financing Rate + 1.610% ) , 5.31% ,
3/20/29 (a) 7,523
1,285,000 Starwood Property Trust Inc. 144A , 6.50% ,
7/01/30 (b) 1,339
3,500,000 State Street Corp. , ( U.S. Secured Overnight
Financing Rate + 0.950% ) , 4.54% , 4/24/28 (a) 3,529
2,265,000 Sumitomo Mitsui Financial Group Inc. , 4.11% ,
1/15/29 2,266
10,205,000 Truist Bank , ( U.S. Secured Overnight Financing
Rate + 0.590% ) , 4.67% , 5/20/27 (a) 10,222
7,180,000 Truist Bank , ( U.S. Secured Overnight Financing
Rate + 0.770% ) , 4.42% , 7/24/28 (a) 7,221
3,440,000 Truist Bank I , ( U.S. Secured Overnight Financing
Rate + 0.662% ) , 4.14% , 1/27/29 (a) 3,445
5,585,000 Truist Bank , ( U.S. Secured Overnight Financing
Rate + 0.911% ) , 4.14% , 10/23/29 (a) 5,583
5,280,000 U.S. Bank N.A. , ( U.S. Secured Overnight
Financing Rate + 0.910% ) , 4.73% , 5/15/28 (a) 5,332
5,045,000 UBS AG , ( U.S. Secured Overnight Financing
Rate + 0.720% ) , 4.86% , 1/10/28 (a) 5,090
4,490,000 UBS Group AG 144A , ( U.S. Secured
Overnight Financing Rate + 0.840% ) , 4.15% ,
12/23/29 (a) (b) 4,486
Principal
or Shares Security Description
Value
(000)
3,920,000 UBS Group AG 144A , ( U.S. Secured
Overnight Financing Rate + 0.840% ) , 4.54% ,
12/23/29 (a) (b) $ 3,924
3,815,000 Wells Fargo & Co. , ( U.S. Secured Overnight
Financing Rate + 1.070% ) , 5.71% , 4/22/28 (a) 3,892
7,055,000 Wells Fargo & Co. , ( U.S. Secured Overnight
Financing Rate + 1.370% ) , 5.06% , 4/23/29 (a) 7,174
10,530,000 Wells Fargo & Co. , ( U.S. Secured Overnight
Financing Rate + 0.880% ) , 4.58% , 9/15/29 (a) 10,585
960,000 XHR LP 144A , 6.63% , 5/15/30 (b) 993
502,618
Industrial  (8%)
2,735,000 AAR Escrow Issuer LLC 144A , 6.75% ,
3/15/29 (b) 2,832
1,150,000 Albertsons Cos. Inc. 144A , 5.63% , 3/31/32 (b) 1,150
1,130,000 Albertsons Cos. Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC 144A , 5.50% ,
3/31/31 (b) 1,134
2,970,000 Allison Transmission Inc. 144A , 4.75% ,
10/01/27 (b) 2,971
3,150,000 Alumina Pty Ltd. 144A , 6.13% , 3/15/30 (b) 3,252
1,855,000 American Honda Finance Corp. , 4.15% ,
1/08/29 (f) 1,860
6,800,000 Amrize Finance U.S. LLC , 4.60% , 4/07/27 6,850
2,620,000 Axon Enterprise Inc. 144A , 6.13% , 3/15/30 (b) 2,700
2,415,000 BAE Systems PLC 144A , 5.00% , 3/26/27 (b) 2,444
5,875,000 BMW U.S. Capital LLC 144A , ( Secured
Overnight Financing Rate + 0.800% ) , 4.60% ,
8/13/26 (a) (b) 5,893
4,825,000 BMW U.S. Capital LLC 144A , 4.90% ,
4/02/27 (b) 4,882
1,530,000 Carnival Corp. 144A , 5.13% , 5/01/29 (b) 1,549
1,750,000 Carnival Corp. 144A , 5.75% , 3/15/30 (b) 1,803
2,000,000 Churchill Downs Inc. 144A , 4.75% ,
1/15/28 (b) (f) 1,997
1,000,000 Daimler Truck Finance North America LLC
144A , 5.00% , 1/15/27 (b) 1,011
1,020,000 Daimler Truck Finance North America LLC
144A , 4.30% , 8/12/27 (b) 1,025
4,570,000 Daimler Truck Finance North America LLC
144A , ( U.S. Secured Overnight Financing Rate +
0.960% ) , 4.66% , 9/25/27 (a) (b) 4,589
1,870,000 Daimler Truck Finance North America LLC
144A , 4.15% , 1/12/29 (b) 1,870
3,600,000 Ford Motor Credit Co. LLC , ( U.S. Secured
Overnight Financing Rate + 2.950% ) , 6.67% ,
3/06/26 (a) 3,608
3,060,000 Ford Motor Credit Co. LLC , 5.85% , 5/17/27 3,111
1,410,000 General Mills Inc. , 4.70% , 1/30/27 1,420
2,720,000 General Motors Financial Co. Inc. , 5.40% ,
5/08/27 2,764
6,950,000 General Motors Financial Co. Inc. , ( Secured
Overnight Financing Rate + 1.050% ) , 4.74% ,
7/15/27 (a) 6,966
5,075,000 General Motors Financial Co. Inc. , ( Secured
Overnight Financing Rate + 1.170% ) , 4.87% ,
4/04/28 (a) 5,093
3,550,000 Glencore Funding LLC 144A , 5.34% ,
4/04/27 (b) 3,607
1,065,000 Group 1 Automotive Inc. 144A , 6.38% ,
1/15/30 (b) 1,095
9,700,000 Hewlett Packard Enterprise Co. , 4.05% , 9/15/27 9,711

Principal
or Shares Security Description
Value
(000)
6,285,000 Hyundai Capital America 144A , ( U.S. Secured
Overnight Financing Rate + 1.500% ) , 5.19% ,
1/08/27 (a) (b) $ 6,343
3,685,000 Hyundai Capital America 144A , 4.88% ,
6/23/27 (b) 3,726
4,410,000 Hyundai Capital America 144A , 4.25% ,
1/08/29 (b) 4,420
2,610,000 Jabil Inc. , 4.20% , 2/01/29 2,609
2,000,000 KFC Holding Co./Pizza Hut Holdings LLC/Taco
Bell of America LLC 144A , 4.75% , 6/01/27 (b) 2,004
4,130,000 Mars Inc. 144A , 4.45% , 3/01/27 (b) 4,161
3,025,000 Match Group Holdings II LLC 144A , 5.00% ,
12/15/27 (b) 3,034
7,285,000 Mercedes-Benz Finance North America LLC
144A , ( U.S. Secured Overnight Financing Rate +
0.630% ) , 4.32% , 7/31/26 (a) (b) 7,300
1,990,000 Meritage Homes Corp. , 5.13% , 6/06/27 2,005
2,095,000 Mosaic Co. , 4.35% , 1/15/29 2,102
4,310,000 NTT Finance Corp. 144A , 4.57% , 7/16/27 (b) 4,349
2,900,000 Oracle Corp. , 2.80% , 4/01/27 2,852
2,360,000 Owens Corning , 5.50% , 6/15/27 2,406
1,965,000 Penske Truck Leasing Co. LP/PTL Finance Corp.
144A , 5.35% , 1/12/27 (b) 1,988
3,640,000 Regal Rexnord Corp. , 6.05% , 2/15/26 3,641
3,640,000 Ryder System Inc. , 5.30% , 3/15/27 3,690
3,060,000 Sirius XM Radio LLC 144A , 3.13% , 9/01/26 (b) 3,043
5,925,000 Steel Dynamics Inc. , 4.00% , 12/15/28 5,919
4,480,000 Synopsys Inc. , 4.55% , 4/01/27 4,513
3,315,000 TD SYNNEX Corp. , 4.30% , 1/17/29 3,317
2,985,000 Travel + Leisure Co. 144A , 6.63% , 7/31/26 (b) 2,998
1,880,000 United Airlines Inc. 144A , 4.38% , 4/15/26 (b) 1,880
8,690,000 Volkswagen Group of America Finance LLC
144A , 5.40% , 3/20/26 (b) 8,706
174,193
Utility  (5%)
2,485,000 Alliant Energy Finance LLC 144A , 5.40% ,
6/06/27 (b) 2,520
7,892,000 Antero Resources Corp. 144A , 5.38% ,
3/01/30 (b) 8,008
1,400,000 Blue Racer Midstream LLC/Blue Racer Finance
Corp. 144A , 7.00% , 7/15/29 (b) 1,460
4,215,000 Constellation Energy Generation LLC , 3.90% ,
1/08/28 4,211
3,469,000 Continental Resources Inc. 144A , 2.27% ,
11/15/26 (b) 3,417
1,360,000 Enerflex Inc. 144A , 6.88% , 1/15/31 (b) 1,407
6,840,000 Energy Transfer LP , 6.05% , 12/01/26 6,950
1,744,000 Energy Transfer LP , 5.55% , 2/15/28 1,794
7,301,000 EQT Corp. 144A , 3.13% , 5/15/26 (b) 7,278
4,900,000 Expand Energy Corp. , 5.38% , 3/15/30 4,988
5,125,000 Hess Midstream Operations LP 144A , 5.88% ,
3/01/28 (b) 5,225
1,255,000 Hess Midstream Operations LP 144A , 6.50% ,
6/01/29 (b) 1,300
9,600,000 National Fuel Gas Co. , 5.50% , 10/01/26 9,690
9,900,000 National Rural Utilities Cooperative Finance
Corp. , ( U.S. Secured Overnight Financing Rate +
0.820% ) , 4.52% , 9/16/27 (a) (f) 9,966
5,290,000 NextEra Energy Capital Holdings Inc. , ( Secured
Overnight Financing Rate + 0.800% ) , 4.64% ,
2/04/28 (a) 5,322
3,125,000 ONEOK Inc. , 5.55% , 11/01/26 3,158
5,055,000 ONEOK Inc. , 4.25% , 9/24/27 5,075
Principal
or Shares Security Description
Value
(000)
3,015,000 Repsol E&P Capital Markets U.S. LLC 144A ,
4.81% , 9/16/28 (b) $ 3,051
1,090,000 Sunoco LP 144A , 7.00% , 5/01/29 (b) 1,134
3,045,000 TerraForm Power Operating LLC 144A , 5.00% ,
1/31/28 (b) 3,054
1,155,000 Vistra Operations Co. LLC 144A , 5.05% ,
12/30/26 (b) 1,166
900,000 Vistra Operations Co. LLC 144A , 5.00% ,
7/31/27 (b) 901
3,700,000 Vistra Operations Co. LLC 144A , 4.30% ,
10/15/28 (b) 3,702
94,777
Total Corporate Bond (Cost - $765,081)
771,588
Mortgage Backed (18%
)
2,750,000 Acrec 2025 Fl LLC 2025-FL3 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 1.310% ) ,
4.99% , 8/18/42 (a) (b) 2,748
1,402,586 AREIT Ltd. 2024-CRE9 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 1.686% ) ,
5.37% , 5/17/41 (a) (b) 1,404
2,800,000 BDS LLC 2025-FL14 144A , ( 1 mo. Term Secured
Overnight Financing Rate + 1.282% ) , 4.96% ,
10/17/42 (a) (b) 2,801
5,280,000 BDS Ltd. 2021-FL10 144A , ( 1 mo. Term Secured
Overnight Financing Rate + 1.764% ) , 5.44% ,
12/16/36 (a) (b) 5,297
2,900,000 BHMS Commercial Mortgage Trust 2025-ATLS
144A , ( 1 mo. Term Secured Overnight Financing
Rate + 1.850% ) , 5.53% , 8/15/42 (a) (b) 2,923
4,700,000 BRSP Ltd. 2024-FL2 144A , ( 1 mo. Term Secured
Overnight Financing Rate + 1.945% ) , 5.62% ,
8/19/37 (a) (b) 4,708
6,681,853 BX Commercial Mortgage Trust 2024-XL4
144A , ( 1 mo. Term Secured Overnight Financing
Rate + 1.442% ) , 5.12% , 2/15/39 (a) (b) 6,693
4,928,321 BX Commercial Mortgage Trust 2024-XL5
144A , ( 1 mo. Term Secured Overnight Financing
Rate + 1.392% ) , 5.07% , 3/15/41 (a) (b) 4,939
3,653,113 BX Commercial Mortgage Trust 2024-MDHS
144A , ( 1 mo. Term Secured Overnight Financing
Rate + 1.641% ) , 5.32% , 5/15/41 (a) (b) 3,664
4,509,706 BX Commercial Mortgage Trust 2024-AIRC
144A , ( 1 mo. Term Secured Overnight Financing
Rate + 1.691% ) , 5.37% , 8/15/41 (a) (b) 4,525
4,357,602 BX Trust 2025-LUNR 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 1.500% ) ,
5.18% , 6/15/40 (a) (b) 4,371
1,080,000 BX Trust 2024-VLT4 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 1.491% ) ,
5.17% , 6/15/41 (a) (b) 1,083
5,100,000 BX Trust 2025-VLT7 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 1.700% ) ,
5.38% , 7/15/44 (a) (b) 5,124
6,500,000 BX Trust 2025-VOLT 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 1.700% ) ,
5.38% , 12/15/44 (a) (b) 6,542
328,602 BXMT Ltd. 2020-FL2 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 1.264% ) ,
4.94% , 2/15/38 (a) (b) 329
2,500,000 BXMT Ltd. 2020-FL2 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 1.514% ) ,
5.19% , 2/15/38 (a) (b) 2,494

Payden Mutual Funds
Payden Limited Maturity Fund
continued
Principal
or Shares Security Description
Value
(000)
3,943,315 Colt Mortgage Loan Trust 2024-7 144A , 5.54% ,
12/26/69 (b) $ 3,985
4,064,284 Colt Mortgage Loan Trust 2025-1 144A , 5.70% ,
1/25/70 (b) 4,114
1,494,061 COLT Mortgage Loan Trust 2024-INV4 144A ,
5.61% , 5/25/69 (b) 1,513
4,797,467 COLT Mortgage Loan Trust 2024-6 144A ,
5.39% , 11/25/69 (b) 4,838
4,755,752 COLT Mortgage Loan Trust 2025-8 144A ,
5.48% , 8/25/70 (b) 4,815
2,926,536 COLT Mortgage Loan Trust 2025-10 144A ,
5.09% , 10/25/70 (b) (e) 2,943
3,689,088 COLT Mortgage Loan Trust 2025-11 144A ,
5.05% , 11/25/70 (b) (e) 3,709
5,200,000 COMM Mortgage Trust 2025-SBX 144A ,
5.26% , 8/10/41 (b) (e) 5,231
172,469 Connecticut Avenue Securities Trust 2021-
R03 144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 0.850% ) , 4.55% ,
12/25/41 (a) (b) 173
212,005 Connecticut Avenue Securities Trust 2022-
R01 144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 1.000% ) , 4.70% ,
12/25/41 (a) (b) 212
1,721,639 Connecticut Avenue Securities Trust 2023-
R01 144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 2.400% ) , 6.10% ,
12/25/42 (a) (b) 1,756
681,192 Connecticut Avenue Securities Trust 2023-
R02 144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 2.300% ) , 6.00% ,
1/25/43 (a) (b) 696
2,429,270 Connecticut Avenue Securities Trust 2023-
R04 144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 2.300% ) , 6.00% ,
5/25/43 (a) (b) 2,483
2,731,706 Connecticut Avenue Securities Trust 2023-
R05 144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 1.900% ) , 5.60% ,
6/25/43 (a) (b) 2,755
2,769,751 Connecticut Avenue Securities Trust 2023-
R06 144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 1.700% ) , 5.40% ,
7/25/43 (a) (b) 2,782
1,021,662 Connecticut Avenue Securities Trust 2024-
R02 144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 1.100% ) , 4.80% ,
2/25/44 (a) (b) 1,023
7,328,971 Connecticut Avenue Securities Trust 2024-
R05 144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 1.000% ) , 4.70% ,
7/25/44 (a) (b) 7,340
2,028,918 Connecticut Avenue Securities Trust 2024-
R06 144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 1.150% ) , 4.85% ,
9/25/44 (a) (b) 2,035
3,611,829 Connecticut Avenue Securities Trust 2025-
R03 144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 1.450% ) , 5.15% ,
3/25/45 (a) (b) 3,634
Principal
or Shares Security Description
Value
(000)
2,104,703 Connecticut Avenue Securities Trust 2025-
R04 144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 1.000% ) , 4.70% ,
5/25/45 (a) (b) $ 2,108
4,944,693 Connecticut Avenue Securities Trust 2025-
R06 144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 0.900% ) , 4.60% ,
9/25/45 (a) (b) 4,949
6,000,000 Cross Mortgage Trust 2026-NQM1 , 4.70% ,
2/25/61 (b) (e) 6,000
2,369,498 Cross Mortgage Trust 2024-H7 144A , 5.59% ,
11/25/69 (b) (e) 2,394
3,920,613 Cross Mortgage Trust 2024-H8 144A , 5.55% ,
12/25/69 (b) (e) 3,964
5,050,000 DBGS 2024-SBL 144A , ( 1 mo. Term Secured
Overnight Financing Rate + 1.882% ) , 5.56% ,
8/15/34 (a) (b) 5,058
5,950,000 DGWD Trust 2025-INFL 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 1.600% ) ,
5.28% , 8/15/35 (a) (b) 5,984
3,485,000 Freddie Mac Stacr Remic Trust 2025-DNA3
144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 0.950% ) , 4.65% ,
9/25/45 (a) (b) 3,491
1,204,420 Freddie Mac STACR REMIC Trust 2021-DNA5
144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 1.650% ) , 5.35% ,
1/25/34 (a) (b) 1,209
1,098,136 Freddie Mac STACR REMIC Trust 2022-DNA2
144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 1.300% ) , 5.00% ,
2/25/42 (a) (b) 1,100
683,239 Freddie Mac STACR REMIC Trust 2022-HQA1
144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 2.100% ) , 5.80% ,
3/25/42 (a) (b) 685
5,000,000 Freddie Mac STACR REMIC Trust 2022-DNA3
144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 2.900% ) , 6.60% ,
4/25/42 (a) (b) 5,116
10,670,000 Freddie Mac STACR REMIC Trust 2022-DNA4
144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 3.350% ) , 7.05% ,
5/25/42 (a) (b) 10,992
2,528,202 Freddie Mac STACR REMIC Trust 2022-HQA2
144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 2.650% ) , 6.35% ,
7/25/42 (a) (b) 2,577
4,985,625 Freddie Mac STACR REMIC Trust 2022-HQA3
144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 2.300% ) , 6.00% ,
8/25/42 (a) (b) 5,070
2,106,981 Freddie Mac STACR REMIC Trust 2022-DNA6
144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 2.150% ) , 5.85% ,
9/25/42 (a) (b) 2,116
3,685,483 Freddie Mac STACR REMIC Trust 2023-DNA2
144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 2.100% ) , 5.80% ,
4/25/43 (a) (b) 3,731

Principal
or Shares Security Description
Value
(000)
6,741,876 Freddie Mac STACR REMIC Trust 2023-HQA3
144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 1.850% ) , 5.55% ,
11/25/43 (a) (b) $ 6,799
542,692 Freddie Mac STACR REMIC Trust 2023-HQA3
144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 1.850% ) , 5.55% ,
11/25/43 (a) (b) 545
3,214,914 Freddie Mac STACR REMIC Trust 2024-DNA1
144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 1.350% ) , 5.05% ,
2/25/44 (a) (b) 3,231
2,646,000 Freddie Mac STACR REMIC Trust 2024-DNA3
144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 1.050% ) , 4.75% ,
10/25/44 (a) (b) 2,651
4,437,500 Freddie Mac STACR REMIC Trust 2025-DNA4
144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 0.900% ) , 4.60% ,
10/25/45 (a) (b) 4,441
1,625,332 Freddie Mac STACR REMIC Trust 2022-DNA7
144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 2.500% ) , 6.20% ,
3/25/52 (a) (b) 1,638
3,500,000 FS Rialto 2021-FL3 144A , ( 1 mo. Term Secured
Overnight Financing Rate + 1.664% ) , 5.34% ,
11/16/36 (a) (b) 3,493
2,000,000 FS RIALTO 2021-FL2 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 1.664% ) ,
5.34% , 5/16/38 (a) (b) 1,997
5,100,000 FS Rialto Issuer LLC 2024-FL9 144A , ( 1 mo.
Term Secured Overnight Financing Rate +
1.631% ) , 5.31% , 10/19/39 (a) (b) 5,124
5,000,000 Greystone CRE Notes 2024-HC3 144A , ( 1
mo. Term Secured Overnight Financing Rate +
2.215% ) , 5.90% , 3/15/41 (a) (b) 5,005
5,100,000 Greystone CRE Notes LLC 2025-FL4 144A , ( 1
mo. Term Secured Overnight Financing Rate +
1.481% ) , 5.16% , 1/15/43 (a) (b) 5,119
2,700,000 GS Mortgage Securities Corp. Trust 2023-SHIP
144A , 4.94% , 9/10/38 (b) (e) 2,702
1,951,206 HIH Trust 2024-61P 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 1.842% ) ,
5.52% , 10/15/41 (a) (b) 1,958
5,700,000 HTL Commercial Mortgage Trust 2024-T53
144A , 5.88% , 5/10/39 (b) (e) 5,775
3,431,761 JP Morgan Mortgage Trust 2024-NQM1 144A ,
5.59% , 2/25/64 (b) 3,470
4,007,860 JP Morgan Mortgage Trust Series 2025-NQM1
144A , 5.59% , 6/25/65 (b) 4,056
4,100,000 Life Mortgage Trust 2022-BMR2 144A , ( 1
mo. Term Secured Overnight Financing Rate +
1.295% ) , 4.98% , 5/15/39 (a) (b) 3,987
4,550,000 LoanCore Issuer LLC 2025-CRE9 144A , ( 1
mo. Term Secured Overnight Financing Rate +
1.450% ) , 5.13% , 8/18/42 (a) (b) 4,558
2,416,228 LoanCore Issuer Ltd. 2021-CRE5 144A , ( 1
mo. Term Secured Overnight Financing Rate +
1.864% ) , 5.54% , 7/15/36 (a) (b) 2,420
2,497,646 MCR Mortgage Trust 2024-HTL 144A , ( 1
mo. Term Secured Overnight Financing Rate +
1.758% ) , 5.44% , 2/15/37 (a) (b) 2,502
Principal
or Shares Security Description
Value
(000)
2,829,702 MF1 Ltd. 2022-FL8 144A , ( 1 mo. Term Secured
Overnight Financing Rate + 1.350% ) , 5.02% ,
2/19/37 (a) (b) $ 2,833
2,000,000 Morgan Stanley Capital I Trust 2020-CNP 144A ,
2.43% , 4/05/42 (b) (e) 1,782
5,019,026 Morgan Stanley Residential Mortgage Loan Trust
2025-NQM8 144A , 4.96% , 9/25/70 (b) (e) 5,043
5,200,000 NYC Commercial Mortgage Trust 2025-28L
144A , 4.67% , 11/05/38 (b) (e) 5,229
3,899,423 OBX Trust 2025-NQM7 144A , 5.56% ,
5/25/55 (b) 3,952
3,140,413 OBX Trust 2024-NQM13 144A , 5.12% ,
6/25/64 (b) 3,156
3,212,463 OBX Trust 2024-NQM12 144A , 5.48% ,
7/25/64 (b) 3,242
3,099,106 OBX Trust 2024-NQM14 144A , 4.94% ,
9/25/64 (b) 3,111
1,716,218 OBX Trust 2024-NQM15 144A , 5.32% ,
10/25/64 (b) 1,730
2,965,250 OBX Trust 2024-NQM18 144A , 5.41% ,
10/25/64 (b) (e) 2,993
1,639,437 OBX Trust 2024-NQM16 144A , 5.53% ,
10/25/64 (b) 1,657
3,133,265 OBX Trust 2025-NQM2 144A , 5.60% ,
11/25/64 (b) 3,173
3,469,939 OBX Trust 2024-NQM17 144A , 5.61% ,
11/25/64 (b) (e) 3,513
2,562,100 OBX Trust 2025-NQM3 144A , 5.65% ,
12/01/64 (b) 2,598
2,863,712 OBX Trust 2025-NQM1 144A , 5.55% ,
12/25/64 (b) (e) 2,897
5,555,998 OBX Trust 2025-NQM11 144A , 5.42% ,
5/25/65 (b) 5,623
2,627,714 OBX Trust 2025-NQM14 144A , 5.16% ,
7/25/65 (b) 2,650
4,485,515 OBX Trust 2025-NQM15 144A , 5.14% ,
7/27/65 (b) 4,523
4,950,000 ONE Mortgage Trust 2021-PARK 144A , ( 1
mo. Term Secured Overnight Financing Rate +
0.814% ) , 4.49% , 3/15/36 (a) (b) 4,943
1,972,899 PFP Ltd. 2024-11 144A , ( 1 mo. Term Secured
Overnight Financing Rate + 1.832% ) , 5.50% ,
9/17/39 (a) (b) 1,978
1,713,662 STWD Ltd. 2021-FL2 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 1.314% ) ,
4.99% , 4/18/38 (a) (b) 1,708
2,000,000 SWCH Commercial Mortgage Trust 2025-DATA
144A , ( 1 mo. Term Secured Overnight Financing
Rate + 1.443% ) , 5.12% , 2/15/42 (a) (b) 1,989
6,394,336 THPT Mortgage Trust 2023-THL 144A , 6.99% ,
12/10/34 (b) (e) 6,521
5,000,000 TRTX Issuer Ltd. 2025-FL6 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 1.537% ) ,
5.21% , 9/18/42 (a) (b) 5,014
1,567,570 Verus Securitization Trust 2024-R1 144A ,
5.22% , 9/25/69 (b) (e) 1,574
1,992,379 Verus Securitization Trust 2024-8 144A , 5.36% ,
10/25/69 (b) (e) 2,009
4,080,732 Verus Securitization Trust 2025-1 144A , 5.62% ,
1/25/70 (b) (e) 4,130
3,222,391 Verus Securitization Trust 2025-INV1 144A ,
5.55% , 2/25/70 (b) 3,265

Payden Mutual Funds
Payden Limited Maturity Fund
continued
Principal
or Shares Security Description
Value
(000)
2,124,423 Verus Securitization Trust 2025-3 144A , 5.62% ,
5/25/70 (b) $ 2,153
4,873,823 Verus Securitization Trust 2025-7 144A , 5.13% ,
8/25/70 (b) 4,910
5,244,346 Verus Securitization Trust 2025-11 144A ,
4.91% , 11/25/70 (b) (e) 5,266
5,300,000 VTR Commercial Mortgage Trust 2025-STEM
144A , 5.20% , 10/13/39 (b) (e) 5,313
Total Mortgage Backed (Cost - $362,338)
364,175
U.S. Treasury (15%
)
18,000,000 U.S. Treasury Bill , 3.68% , 3/03/26 (d) 17,947
66,000,000 U.S. Treasury Bill , 3.78% , 3/24/26 (d) 65,667
30,000,000 U.S. Treasury Bill , 3.58% , 4/02/26 (d) 29,823
65,000,000 U.S. Treasury Bill , 3.57% , 4/14/26 (d) 64,542
50,000,000 U.S. Treasury Bill , 3.64% , 6/04/26 (d) 49,399
20,000,000 U.S. Treasury Bill , 3.59% , 7/23/26 (d) 19,666
42,100,000 U.S. Treasury Note , 3.88% , 7/15/28 42,400
21,855,000 U.S. Treasury Note , 3.50% , 1/15/29 21,793
Total U.S. Treasury (Cost - $311,232)
311,237
Investment Company (3%
)
26,754,341 Payden Cash Reserves Money Market Fund* 26,754
Principal
or Shares Security Description
Value
(000)
2,726,002 Payden Floating Rate Fund, SI Class* $ 26,170
Total Investment Company (Cost - $53,746)
52,924
Total Investments (Cost - $2,073,662) (101%)
2,083,285
Liabilities in excess of Other Assets (-1%)
(18,340)
Net Assets (100%) $ 2,064,945
* Affiliated investment.
(a) Floating rate security. The rate shown reflects the rate in effect at January
31, 2026.
(b) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(c) Principal in foreign currency.
(d) Yield to maturity at time of purchase.
(e) Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(f) All or a portion of these securities are on loan. At January 31, 2026, the total market value of the Fund’s securities on loan is $12,834 and the total market value of the collateral held by the Fund is $13,142. Amounts in 000s.
Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
(000s)
Assets:
CAD 1,184
USD  856 Citibank, N.A. 03/18/2026 $ 15
CAD 3,288
USD  2,400 HSBC Bank USA, N.A. 03/18/2026 20

Liabilities:
USD 5,528 CAD  7,700 Citibank, N.A. 03/18/2026 (138)
USD 3,140 CAD  4,309 HSBC Bank USA, N.A. 03/18/2026 (31)
(169)
Net Unrealized Appreciation (Depreciation)
$(134)